FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
18	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The financial instruments measured at amortized cost are summarised below:

Financial Assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2025	2024
Trade receivables	20,398	19,558
Other assets	405	—

18	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Financial Liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2025	2024
Trade payables	9,148	3,236
Accrued liabilities	16,300	16,666
Other liabilities	72	44
Loans payable	3,512	6,579
	29,032	26,525

The carrying values of the financial instruments approximate their fair values.

Fair Value Hierarchy

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments.

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	6,658	—	—	6,658	10,467	—	—	10,467

Financial liabilities
Fair value through profit and loss:
Deferred consideration	—	—	—	—	—	1,244	—	1,244
Share appreciation rights liability	—	594	—	594	—	—	—	—

There were no transfers between the levels of the fair value hierarchy during the years.

During the year ended December 31, 2025, a loss of EUR 157 (year ended December 31, 2024: loss of EUR 329), was recognized in the consolidated statements of loss and comprehensive loss on remeasurement of deferred consideration (Note 10) for financial instruments designated as FVTPL.

During the year ended December 31, 2025, a share-based compensation charge of EUR 606 (year ended December 31, 2024: EUR nil) relating to share appreciation rights liability has been recognized in the consolidated statements of loss and comprehensive loss.

As a result of holding and issuing financial instruments, the Company is exposed to certain risks. The following is a description of those risks and how the exposures are managed.

18	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Liquidity risk

Liquidity risk is the risk that the Company is unable to generate or obtain sufficient cash and cash equivalents in a cost-effective manner to fund its obligations as they come due. The Company will experience liquidity risks if it fails to maintain appropriate levels of cash and cash equivalents, is unable to access sources of funding or fails to appropriately diversify sources of funding. If any of these events were to occur, they could adversely affect the financial performance of the Company.

The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements. The Company coordinates this planning and budgeting process with its financing activities through its capital management process. The Company holds sufficient cash and cash equivalents and working capital, maintained through stringent cash flow management, to ensure sufficient liquidity is maintained. The Company is subject to externally imposed capital requirements in respect of its revolving credit facility.

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at December 31, 2025:

	2026	2027	2028	2029	Thereafter	Total
Trade payables and other liabilities	25,520	—	—	—	—	25,520
Lease obligations on right of use assets	1,422	1,441	1,001	289	118	4,271
Loans payable	3,495	—	—	—	—	3,495
Share appreciation rights liability	315	1,697	1,697	—	—	3,709
Other non-current liabilities	4	11	53	10	518	596
	30,756	3,149	2,751	299	636	37,591

Foreign currency exchange risk

The Company’s financial statements are presented in EUR; however, a portion of the Company’s net assets and operations are denominated in other currencies, particularly Canadian and US dollars. Such net assets are translated into EUR at the foreign currency exchange rate in effect at the reporting date, and operations at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. As a result, the Company is exposed to foreign currency translation gains and losses, which are recorded in accumulated other comprehensive loss.

The Company is also exposed to risk on transaction in currencies other than its functional currency resulting in realized and unrealized foreign currency gains and loss which are recorded in other operational costs. The Company estimates that an appreciation of the EUR of 10% relative to other currencies would result in an increase of EUR 786 in earnings before income taxes while a depreciating EUR will have the opposite impact (year ended December 31, 2024: EUR 1,960).

Credit risk

The Company is exposed to credit risk resulting from the possibility that counterparties could default on their financial obligations to the Company including cash and cash equivalents, other assets and accounts receivable. Failure to manage credit risk could adversely affect the financial performance of the Company.

The Company mitigates the risk of credit loss relating to accounts receivable by evaluating the creditworthiness of new customers and establishes a provision for expected credit losses. The Company applies the simplified approach to provide

18	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Credit risk (continued)

for expected credit losses as prescribed by IFRS 9, Financial Instruments, which permits the use of the lifetime expected loss provision for all accounts receivable. The expected credit loss provision is based on the Company’s historical collections and loss experience and incorporates forward-looking factors, where appropriate.

The provision matrix below shows the expected credit loss rate for each aging category of trade receivable as at December 31, 2025:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	13	17,858	2,697	1,370	21,925
Expected credit loss rate		1.44%	3.74%	85.31%	6.96%
Expected credit loss provision	13	257	101	1,169	1,527

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2024:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	13	18,984	660	2,411	22,055
Expected credit loss rate		2.88%	5.75%	79.32%	11.32%
Expected credit loss provision	13	547	38	1,912	2,497

Gross trade receivable includes the balance of accrued income within the aging category of less than one month.

Concentration risk

For the year ended December 31, 2025, one customer (year ended December 31, 2024: one customer) contributed more than 10% to the Company’s revenues. Aggregate revenues from this customer totaled EUR 17,072 (year ended December 31, 2024: EUR 22,672).

As at December 31, 2025, no customer (December 31, 2024: one customer) constituted more than 10% of the Company’s accounts receivable. The balance owed by this customer was EUR 3,295 as at December 31, 2024. The Company continues to expand its customer base to reduce the concentration risk.